SEGMENT REPORTING	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 15—SEGMENT REPORTING

Prior to the 2GIG Sale on April 1, 2013, the Company conducted business through two operating segments, Vivint and 2GIG. These segments were managed and evaluated separately by management due to the differences in their products and services. The primary source of revenue for the Vivint segment is generated through monitoring services provided to subscribers, in accordance with their subscriber contracts. The primary source of revenue for the 2GIG segment was through the sale of electronic security and automation systems to security dealers and distributors, including Vivint. Fees and expenses charged by 2GIG to Vivint, related to intercompany purchases, were eliminated in consolidation.

For the nine months ended September 30, 2014, the Company conducted business through one operating segment, Vivint. The following table presents a summary of revenue, costs and expenses for the nine months ended September 30, 2013 and assets as of September 30, 2013 (in thousands):

	Vivint	2GIG	Eliminations	Consolidated Total
Revenues	$350,690	$60,220	$(42,713)	$368,197
All other costs and expenses	389,321	52,200	(32,914)	408,607

(Loss) income from operations	$(38,631)	$8,020	$(9,799)	$(40,410)

Intangible assets, including goodwill	$1,720,152	$—	$—	$1,720,152

Total assets	$2,291,541	$—	$—	$2,291,541

NOTE 16—SEGMENT REPORTING AND BUSINESS CONCENTRATIONS

Prior to the date of the 2GIG Sale, the Company conducted business through two operating segments, Vivint and 2GIG. These segments were managed and evaluated separately by management due to the differences in their products and services. Prior to the Merger, the Vivint segment included the Solar business, which was immaterial to the Company’s overall operating results, because the nature of the Vivint and Solar businesses are similar in that both businesses incur significant up-front costs to generate new residential subscribers and realize ongoing subscription revenue from services provided under long term contracts.

The primary source of revenue for the Vivint segment is generated through monitoring services provided to subscribers, in accordance with their subscriber contracts. The primary source of revenue for the 2GIG segment was through the sale of electronic security and automation systems to security dealers and distributors, including Vivint. Fees and expenses charged by 2GIG to Vivint, related to intercompany purchases, were eliminated in consolidation.

The following table presents a summary of revenue, costs and expenses and assets as of December 31, 2013 (in thousands):

	Vivint	2GIG	Eliminations	Consolidated Total
Revenues	$483,401	$60,220	$(42,713)	$500,908
All other costs and expenses	536,502	52,200	(32,914)	555,788

(Loss) income from operations	$(53,101)	$8,020	$(9,799)	$(54,880)

Intangible assets, including goodwill	$1,677,032	$—	$—	$1,677,032

Total assets	$2,424,434	$—	$—	$2,424,434

The following table presents a summary of revenue, costs and expenses and assets as of December 31, 2012 and for the Successor Period from November 17, 2012 through December 31, 2012 (in thousands):

	Vivint	2GIG	Eliminations	Consolidated Total
Revenues	$50,791	$12,372	$(5,557)	$57,606
Transaction related costs	28,118	3,767	—	31,885
All other costs and expenses	46,241	12,712	(5,039)	53,914

Loss from operations	$(23,568)	$(4,107)	$(518)	$(28,193)

Intangible assets, including goodwill	$1,840,065	$85,933	$3,663	$1,929,661

Total assets	$2,050,529	$115,881	$(11,062)	$2,155,348

The following table presents a summary of revenue and costs and expenses for the Predecessor Period from January 1, 2012 through November 16, 2012 (in thousands):

	Vivint	2GIG	Eliminations	Consolidated Total
Revenues	$346,270	$112,136	$(60,836)	$397,570
Transaction related costs	22,219	1,242	—	23,461
All other costs and expenses	365,300	104,276	(52,474)	417,102

(Loss) income from operations	$(41,249)	$6,618	$(8,362)	$(42,993)

The following table presents a summary of revenue, costs and expenses for the year ended December 31, 2011 (in thousands):

	Vivint	2GIG	Eliminations	Consolidated Total
Revenues	$312,422	$129,265	$(101,739)	$339,948
All other costs and expenses	267,973	121,967	(89,006)	300,934

Income from operations	$44,449	$7,298	$(12,733)	$39,014

The Company primarily operates in three geographic regions: United States, Canada and New Zealand. The operations in New Zealand are considered immaterial and reported in conjunction with the United States. Revenues and long-lived assets by geographic region as of and for the year ended December 31, 2013, the Successor Period from November 17, 2012 through December 31, 2012, the Predecessor Period from January 1, 2012 through November 16, 2012, and for the year ended December 31, 2011, were as follows (in thousands):

	United States	Canada	Total
As of and for
Successor Year ended December 31, 2013
Revenue from external customers	$474,344	$26,564	$500,908
Property and equipment, net	35,220	598	35,818
Successor Period from November 17 through December 31, 2012
Revenue from external customers	$52,196	$5,410	$57,606
Property and equipment, net	29,415	791	30,206
Predecessor Period from January 1, through November 16, 2012
Revenue from external customers	$363,875	$33,695	$397,570
Predecessor Year ended December 31, 2011
Revenue from external customers	$312,626	$27,322	$339,948
Property and equipment, net	26,402	38	26,440